Supplement to

CALVERT VARIABLE SERIES, INC.

Calvert VP SRI Mid Cap Growth Portfolio

Calvert VP SRI Balanced Portfolio

Calvert VP SRI Equity Portfolio

Calvert VP Income Portfolio

Statement of Additional Information dated April 30, 2012

Date of Supplement: March 20, 2013

Michael Abramo no longer serves as a portfolio manager for Calvert VP SRI Balanced Portfolio and Calvert VP Income Portfolio.

Please note the following changes in the Statement of Additional Information:

Under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Portfolios – Calvert VP SRI Balanced Portfolio – Fixed Income Investments” on page 30, delete the information for Michael Abramo and insert the following:

Calvert:

Matthew Duch

Accounts Managed (not including Calvert VP SRI Balanced Portfolio) as of February 28, 2013	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$4,975,078,130	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert:

Vishal Khanduja, CFA

Accounts Managed (not including Calvert VP SRI Balanced Portfolio) as of February 28, 2013	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$4,975,078,130	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Portfolios – Calvert VP Income Portfolio” on page 32, delete the information for Michael Abramo and insert the following:

Calvert:

Vishal Khanduja, CFA

Accounts Managed (not including Calvert VP Income Portfolio) as of February 28, 2013	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$5,058,230,872	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Portfolio and Other Accounts – Calvert VP SRI Balanced Portfolio – Fixed Income Investments” on page 33, delete the heading “Calvert: Michael Abramo” and replace it with “Calvert: Matthew Duch and Vishal Khanduja, CFA.”

2

Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Portfolio and Other Accounts – Calvert VP Income Portfolio” on page 34, delete the heading “Calvert: Michael Abramo and Matthew Duch” and replace it with “Calvert: Vishal Khanduja, CFA and Matthew Duch.”

Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Portfolios – Calvert VP SRI Balanced Portfolio – Fixed Income Investments” on page 36, delete the heading “Calvert: Michael Abramo” and replace it with “Calvert: Matthew Duch and Vishal Khanduja, CFA.”  In addition, delete the heading in the first row of the chart and replace it with the following: “Compensation with Respect to Management of the Calvert VP SRI Balanced Portfolio and Other Accounts as of March 20, 2013.”

Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Portfolios – Calvert VP Income” on page 38, delete the heading “Calvert: Michael Abramo and Matthew Duch” and replace it with “Calvert: Vishal Khanduja, CFA and Matthew Duch.”  In addition, delete the heading in the first row of the chart and replace it with the following: “Compensation with Respect to Management of the Calvert VP Income Portfolio and Other Accounts as of December 31, 2011 (March 20, 2013, for Vishal Khanduja, CFA).”

Under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Portfolios” on page 38, delete the information in the chart for Michael Abramo under Calvert VP SRI Balanced Portfolio and Calvert VP Income Portfolio.  In addition, add the following information (column headings are included here for ease of reference):

Portfolio

	Firm	Name of Portfolio Manager	Portfolio Ownership
Calvert VP SRI Balanced Portfolio	Calvert	Matthew Duch	None (as of March 20, 2013)
		Vishal Khanduja, CFA	None (as of March 20, 2013)
Calvert VP Income Portfolio	Calvert	Vishal Khanduja, CFA	None (as of March 20, 2013)